Note 7 - Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating cash flows from operating leases	$ 193	$ 181
Operating cash flows from operating subleases	$ 120	$ 44